Line Of Credit (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of credit	$ 218,500	$ 138,065
Three Lines Of Credit
Line of Credit Facility [Line Items]
Line of credit maximum borrowing amount	275,000
Line of credit	$ 218,500	$ 138,065
Three Lines Of Credit | Minimum
Line of Credit Facility [Line Items]
Interest rate on line of credit	3.25%
Three Lines Of Credit | Maximum
Line of Credit Facility [Line Items]
Interest rate on line of credit	9.25%